Contingencies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Contingencies

NOTE 29. CONTINGENCIES

In the ordinary course of business, PEMEX is named in a number of lawsuits of various types. PEMEX evaluates the merit of each claim and assesses the likely outcome. PEMEX has not recorded provisions related to ongoing legal proceedings due to the fact that an unfavorable resolution is not expected in such proceedings, with the exception of the proceeding described in further detail in this Note.

PEMEX is involved in various civil, tax, criminal, administrative, labor and commercial lawsuits and arbitration proceedings. The results of these proceedings are uncertain as of the date of these consolidated financial statements. As of December 31, 2018, and December 31, 2017, PEMEX had accrued a reserve of Ps. 6,483,078, and Ps. 7,812,689, respectively, for these contingent liabilities.

As of December 31, 2018, the current status of the principal lawsuits in which PEMEX is involved is as follows:

•

On April 4, 2011, Pemex Exploration and Production was summoned before the Séptima Sala Regional Metropolitana (“Seventh Regional Metropolitan Court”) of the Tribunal Federal de Justicia Fiscal y Administrativa (“Tax and Administrative Federal Court”) in connection with an administrative claim (No. 4957/1117071) filed by EMS Energy Services de México, S. de R.L. de C.V. and Energy Maintenance Services Group I. LLC requesting that Pemex Exploration and Production’s termination of the public works contract be declared null and void. In a concurrent proceeding, the plaintiffs also filed an administrative claim (No. 13620/15-17-06) against Pemex Exploration and Production before the Sexta Sala Regional Metropolitana (“Sixth Regional Metropolitan Court”) of the Tax and Administrative Federal Court in Mexico City seeking damages totaling U.S. $193,713 related to the above-mentioned contract. Pemex Exploration and Production filed a response requesting the two administrative claims be joined in a single proceeding, which was granted on May 10, 2016 by the Seventh Regional Metropolitan Court. On May 3, 2017, the proceeding was closed for a judgment to be issued. As of the date of these financial statements, a resolution from the Second Section of the Superior Court of the Tax and Administrative Federal Court is still pending.

•

On June 11, 2015, the Segunda Sala Regional del Noreste (“Second Regional Northeast Court”) notified Pemex Industrial Transformation of an administrative claim (file no. 2383/15-06-02-4) filed by Severo Granados Mendoza, Luciano Machorro Olvera and Hilario Martínez Cerda, as President, Secretary and Treasurer of the Ejido Tepehuaje, seeking Ps. 2,094,232 in damages due to a hydrocarbon spill on their land. Pemex Industrial Transformation filed a response to this claim and the plaintiffs were given time to amend their claim. The defendant filed a motion against this. Each party filed its expert’s environmental opinion and Second Regional Northeast Court appointed an independent expert, who issued his opinion on June 6, 2018 stating that no damages were caused. On June 22, 2018, the pleadings stage was opened. On August 31, 2018, pleadings were filed. On September 11, 2018, the proceeding was closed and the file was sent to the Superior Court and, on October 11, 2018, it was accepted for a judgment to be issued.

•

On July 8, 2011, Pemex Exploration and Production was summoned in connection with an administrative claim (no. 4334/1111026) filed by Compañía Petrolera La Norma, S.A., against the Chief Executive Officer of Petróleos Mexicanos and the Chief Executive Officer of Pemex-Exploration and Production before the Segunda Sala Regional Hidalgo-México (“Hidalgo-Mexico Second Regional Court”) of the Tax Administrative Federal Court in Tlalnepantla, Estado de México. The plaintiff is seeking compensation for the cancellation of its alleged petroleum rights concessions and damages for up to Ps.1,552,730. On August 20, 2014, the proceeding was sent to the Segunda Sección de la Sala Superior (“Second Section of The Superior Court”) of the Tax and Administrative Federal Court(4334/11-11-02-6/1337/14-s2-07-04). On September 7, 2017, a motion was filed questioning a signature’s authenticity. On December 4 and 5, 2017, a documentary expert’s opinion was filed by the plaintiff and a new expert was designated by Pemex Exploration and Production to issue his opinion. On April 18, 2018, each party filed its pleadings and the claim was sent to the Second Section of the Superior Court. On September 20, 2018, the Superior Court ruled that the plaintiff did not provide evidence to support its claim. The plaintiff filed an amparo against this resolution and Pemex Exploration and Production filed its response. As of the date of these financial statements, a final resolution is still pending.

•

On December 12, 2017, Pemex Exploration and Production was summoned in connection with an arbitration claim (no. 23217/JPA) filed by SUBSEA 7 de México, S. de R. L. de C.V. (“SUBSEA 7”) seeking U.S.$153,000 related to additional expenses in connection with a pipelines construction contracts (No. 420832856 and 420833820). On January 5, 2018 Pemex Exploration and Production filed a response to this claim. The appointment of the chairperson of the arbitration trial is still pending. On September 14, 2018, the defendant received the claim briefs including documentation and related evidence and the amount sought under this claim was increased to U.S.$ 310,484. On January 4, 2019 a response was filed by the defendant. As of the date of these financial statements a final resolution is still pending.

•

On August 1, 2017, Pemex Exploration and Production was summoned in connection with an administrative claim (no. 11590/17-17-06-2) filed by Proyectos y Cimentaciones Industriales, S.A. de C.V. before the Sixth Regional Metropolitan Court seeking Ps. 800,000 and U.S.$ 12.82 and to have the settlement certificate dated March 22, 2017 related to services agreement declared null and void. On September 25, 2017 Pemex Exploration and Production filed a response to this claim. On September 4, 2018, the parties filed their pleadings. The claim was submitted to the Superior Court. As of the date of these financial statements, a final judgment is still pending.

•

In March 2018, Pemex Drilling and Services was summoned before the International Centre for Dispute Resolution of the American Arbitration Association in connection with an arbitration claim (No. 01-18-0001-1499) filed by Loadmaster Universal Rigs, Inc., Loadmaster Drilling Technologies, LLC, Ulterra Drilling Technologies Mexico, S.A. de C.V. and Kennedy Fabricating, LLC seeking U.S. $139,870 in connection with the construction and acquisition of modular drilling equipment. On June 6, 2018, the plaintiffs responded to the counterclaim filed by Pemex Drilling and Services. On September 28, 2018, Pemex Drilling and Services filed a motion rejecting the arbitration jurisdiction. On December 19, 2018, the parties exchanged documentation. As of the date of these financial statements, the appointment of the chairperson of the arbitration court is still pending. Once the arbitration court is formed, the schedule for the proceeding will be determined.

The results of these proceedings are uncertain until their final resolutions are issued by the appropriate authorities. PEMEX has recorded liabilities for loss contingencies when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation could not be made, qualitative disclosure was provided in the notes to these consolidated financial statements. PEMEX does not disclose amounts accrued for each individual claim because such disclosure could adversely affect PEMEX’s legal strategy, as well as the outcome of the related litigation.

Pursuant to an ordinary session held by the Board of Directors on August 23, 2013, Petróleos Mexicanos established policies for the granting of mutual guarantees, loans or any type of credit in favor of the Subsidiary Entities and Subsidiary Companies; in accordance with these policies, the Corporate Finance Department issues an opinion with its risk analysis, financial valuation, budget sufficiency, accounting treatment and conclusions.

Additionally, Pemex Logistics has granted the following corporate guarantees in connection with the exploration and extraction contracts entered into Pemex Exploration and Production, as required by the NHC:

•	Exploration and extraction of hydrocarbons under the deep-water license modality, Trión field (Tender CNH-A1-TRION / 2016), of US $ 4,000,000.

•	Exploration and extraction of the contract area 3 Cinturón plegado perdido (Tender CNHR01- L04 / 2015), of US $ 3,333,000.

•	Extraction of hydrocarbons under shared production contract of the Ek-Balam fields, of U.S. $5,000,000.

•	Extraction of hydrocarbons in contractual area Santuario and El Golpe 3 field, of U.S. $320,000.

•	Exploration and extraction of hydrocarbons under shared production contract, contractual area 2 Tampico-Misantla, of U.S. $ 1,750,000.

•	Exploration and extraction of hydrocarbons under shared production contract, contractual area 8 Cuencas del Sureste, of U.S. $ 1,250,000.

•	Exploration and extraction of hydrocarbons shared production contract, assignment AE-0398-Mission of U.S. $ 255,000.

•	Extraction of hydrocarbons under license agreement, Ogarrio field of U.S. $ 250,000.

•	Extraction of hydrocarbons under license agreement, Cárdenas and Mora fields, of U.S. $250,000.

•	Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 2 Perdido, of U.S.$ 2,500,000.

•	Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 5 Perdido, of U.S.$ 5,000,000.

•	Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 18 Cordilleras Mexicanas, of U.S.$ 5,000,000.

•	Exploration and extraction of hydrocarbons under shared production contract contractual area 22 Cuenca Salina, of U.S. $ 1,375,000.

•	Contractual area 16 Tampico-Misantla, Veracruz, of U.S.$ 1,000,000.

•	Contractual area 17 Tampico-Misantla, Veracruz, of U.S.$ 1,000,000.

•	Contractual area 18 Tampico-Misantla, Veracruz, of U.S.$ 2,000,000.

•	Contractual area 29 Cuencas del Sureste, of U.S.$ 2,500,000.

•	Contractual area 32 Cuencas del Sureste, of U.S.$ 1,250,000.

•	Contractual area 33 Cuencas del Sureste, of U.S.$ 1,250,000.

•	Contractual area 35 Cuencas del Sureste, of U.S.$ 1,250,000.

•	Contractual area Ébano, of U.S.$ 225,000.

•	Contractual area AE-0388-M-Miquetla (for conventional and non-conventional on-shore license en zonas) of U.S.$ 245,000.

•	Contractual area AE-0392-M-Pánuco (shared-production) by U.S.$ 225,000.

Certain other Subsidiary Entities have also granted guarantees and other contingencies.

Total guarantees granted to Pemex Exploration and Production amounted to U.S.$ 41,228,000, equivalent to Ps. 811,486,601 as of December 31, 2018.

PEMEX considers the probability it needs to make a disbursement of cash, for the garantees granted and in effect as of December 31, 2018 remote